Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 100,815	₱ 95,724
Financial assets at FVOCI – net of current portion (Note 11)	162	2,749
Current portion of financial assets at FVOCI (Note 11)	2,757	1,604
Right-of-use assets (Note 10)	15,890
Lease liabilities – net of current portion (Note 10)	13,100
Current portion of lease liabilities (Note 10)	3,215
Prepayments	60,231	31,718
Trade and other receivables	39,340	40,559
Accounts payable (Note 23)	77,845	74,610
Repairs and maintenance (Notes 14, 18 and 25)	15,337	14,331	₱ 12,744
Rent (Note 5)	1,290	7,321	7,016
Depreciation and amortization (Notes 9 and 10)	39,656	47,240	51,915
Financing costs – net (Notes 5 and 10)	8,553	7,067	7,370
Professional and other contracted services (Note 25)	12,078	12,809	12,168
Communication, training and travel (Note 25)	1,203	1,069	1,166
Insurance and security services (Note 25)	1,671	1,499	1,519
Cost of services (Note 18)	3,680	3,429	2,572
Expenses	129,786	149,141	149,422
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 415	518	518
Terms and Conditions	Electricity charges – immediately upon receipt of invoice (Unsecured)
Repairs and maintenance (Notes 14, 18 and 25)	₱ 2,689	2,771	2,397
Rent (Note 5)	29	583	298
Depreciation and amortization (Notes 9 and 10)	₱ 218
Joint Venture Through PCEV Pole Rental [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)		209
Terms and Conditions	Pole rental – 45 days upon receipt of billing (Unsecured)
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 3	3
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
M P I C Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Financial assets at FVOCI – net of current portion (Note 11)	₱ 162	2,749
Current portion of financial assets at FVOCI (Note 11)	₱ 2,757	1,604
Terms and Conditions	Due on or before December 2020 for 2019 and due on December 2019 for 2018; non-interest-bearing (Unsecured)
M P I C Joint Venture Through P C E V | Current [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due after December 2020 for 2019 and due after December 2019 for 2018; non-interest-bearing (Unsecured)
NTT Finance Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest-bearing financial liabilities (Note 21)	₱ 2,540	2,628
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024 (Unsecured)
Financing costs – net (Notes 5 and 10)	₱ 103	100	56
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 147	84
Terms and Conditions	1st month of each quarter; non-interest-bearing (Unsecured)
Repairs and maintenance (Notes 14, 18 and 25)	₱ 169	17	47
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	10	20
Accrued expenses and other current liabilities (Note 24)	₱ 8	16
Terms and Conditions	30 days upon receipt of invoice; non-interest-bearing (Unsecured)
Rent (Note 5)		5	4
Professional and other contracted services (Note 25)	₱ 95	95	88
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 3	3
Terms and Conditions	30 days upon receipt of invoice; non-interest-bearing (Unsecured)
Selling and promotions	₱ 5	5	8
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 6	12
Terms and Conditions	30 days upon receipt of invoice; non-interest-bearing (Unsecured)
Professional and other contracted services (Note 25)	₱ 70	96	94
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	33	13
Right-of-use assets (Note 10)	168
Lease liabilities – net of current portion (Note 10)	154
Current portion of lease liabilities (Note 10)	20
Repairs and maintenance (Notes 14, 18 and 25)	38	111	69
Rent (Note 5)	198	236	118
Communication, training and travel (Note 25)	10	20	2
Miscellaneous expenses	₱ 98	7
JGSHI and Subsidiaries [Member] | ROU assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
JGSHI and Subsidiaries [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due after December 31, 2020(Unsecured)
JGSHI and Subsidiaries [Member] | Accounts Payable and Accrued Expenses and Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
JGSHI and Subsidiaries [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on or before December 31, 20209(Unsecured)
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 5	6
Prepayments	₱ 19	19
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services (Note 25)	₱ 295	182	179
JGSHI and Subsidiaries [Member] | Accounts Payable and Accrued Expenses and Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 1	5
Prepayments	₱ 6
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services (Note 25)	₱ 165	163	126
Gotuaco [Member] | Accounts Payable and Accrued Expenses and Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments		169
Selling and promotions	₱ 82
Cost of services (Note 18)	306	372	514
Other income - net	₱ 166
Cignal Cable [Member] | ROU assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 65	9
Right-of-use assets (Note 10)	232
Lease liabilities – net of current portion (Note 10)	218
Current portion of lease liabilities (Note 10)	92
Trade and other receivables	2,082	2,094
Accounts payable (Note 23)	₱ 602
Terms and Conditions	Upon expiration/depreciation of f lease (Unsecured)
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due after December 31, 2020(Unsecured)
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on or before December 31, 2020(Unsecured)
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
Various [Member] | Accounts Payable Subject to 30 Days Non-interest Bearing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days non-interest-bearing (Unsecured)
Various [Member] | Accounts Payable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing (Unsecured)
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing (Unsecured)
Various Related Parties Subject to 30 Days Non-interest Bearing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable (Note 23)	₱ 571	684
MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)		33	117
Construction-in-progress		33	81
Asia Link B.V., or ALBV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)		34	190
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)	156	135
Tv Five Network Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments	0	0
Selling and promotions	33	409	149
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Revenues	2,401	2,355	2,059
Expenses	₱ 1,908	₱ 1,935	₱ 1,223